Hartford Schroders Diversified Opportunities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hartford Schroders Diversified Opportunities Fund | Class SDR
Prospectus [Line Items]
Annual Return [Percent]	15.37%	11.16%